ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	December 31,
	2019	2020
	RMB	RMB
Accounts receivable - third parties	228,332,843	266,496,793
Allowance for doubtful accounts - third parties	(21,703,425)	(37,604,131)
Accounts receivable - third parties, net	206,629,418	228,892,662

Accounts receivable - a related party	13,159,981	9,944,366
Allowance for doubtful accounts - a related party	(657,999)	(497,218)
Accounts receivable - a related party, net	12,501,982	9,447,148

The movement of the allowance for doubtful accounts including both accounts receivable due from third parties and a related party is as follows:

	Year ended December 31,
Allowance for doubtful accounts - third parties	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	19,048,819	18,218,164	21,703,425
Additions charged to (reversal of) bad debt expense	(830,655)	8,071,880	15,900,706
Write‑off	—	(4,586,619)	—
Balance at the end of the year	18,218,164	21,703,425	37,604,131

	Year ended December 31,
Allowance for doubtful accounts - a related party	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	—	1,033,769	657,999
Additions charged to (reversal of) bad debt expense	1,033,769	(375,770)	(160,781)
Balance at the end of the year	1,033,769	657,999	497,218

As of December 31, 2019, accounts receivable – third parties, net includes accounts receivable that were pledged for bank borrowings (see Note 10).